Performance Management - Astoria Real Assets ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI ACWI (Net) Index, a broad-based securities market index, as well as the Bloomberg Commodity Total Return Index, the Bloomberg U.S. TIPS 1-3 Year (USD) Index and the AXS Astoria Blended Benchmark Index. The MSCI ACWI (Net) Index has been included as the primary broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of Bloomberg Commodity Total Return Index, the Bloomberg U.S. TIPS 1-3 Year (USD) Index and the AXS Astoria Blended Benchmark Index, which the Advisor believes are better performance benchmarks for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund collect at 1-833-297-2587. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI ACWI (Net) Index, a broad-based securities market index, as well as the Bloomberg Commodity Total Return Index, the Bloomberg U.S. TIPS 1-3 Year (USD) Index and the AXS Astoria Blended Benchmark Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	15.81%	Quarter ended 3/31/2024
Lowest Calendar Quarter Return at NAV	(17.42)%	Quarter ended 6/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(17.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for Period Ended December 31, 2025)	One Year	Since Inception (12/29/2021)
Return Before Taxes	29.78%	12.72%
Return After Taxes on Distributions*	29.41%	12.11%
Return After Taxes on Distributions and Sale of Fund Shares*	17.83%	9.87%
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	22.34%	9.36%
AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)	19.42%	8.50%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)	15.77%	6.59%
Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)	5.68%	3.38%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587